Quarterly Holdings Report
for
Fidelity® Small Cap Growth Index Fund
March 31, 2025
SGR-NPRT3-0525
1.9896349.105
Common Stocks - 99.7%
	Shares	Value ($)
ARGENTINA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Despegar.com Corp (b)	6,168	115,897
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
MAC Copper Ltd Class A (b)(c)	9,228	88,035
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	5,080	7,061
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	62,903	1,056,141
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	94,305	607,324
BERMUDA - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	17,345	95,051
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Pagseguro Digital Ltd Class A (b)	59,923	457,212
StoneCo Ltd Class A (b)	93,221	976,957

TOTAL BRAZIL		1,434,169
CANADA - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	58,676	285,165
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Encore Energy Corp (United States) (b)	82,839	113,489
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	7,937	62,861
Health Care - 0.1%
Biotechnology - 0.1%
Aurinia Pharmaceuticals Inc (b)	61,089	491,156
Fennec Pharmaceuticals Inc (United States) (b)(c)	3,231	19,677
		510,833
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	61,658	468,601
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	62,499	253,746
TOTAL CANADA		1,694,695
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	32,431	65,997
GERMANY - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Orion SA	35,440	458,239
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (b)	294,572	671,624
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	3,402	29,257
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	35,970	406,101
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	14,602	207,348
INDIA - 0.2%
Industrials - 0.2%
Professional Services - 0.2%
WNS Holdings Ltd ADR (b)	26,831	1,649,838
IRELAND - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	15,428	190,921
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	7,117	321,902
TOTAL IRELAND		512,823
ISRAEL - 0.1%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	32,361	161,644
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	5,791	89,876
TOTAL HEALTH CARE		251,520

Information Technology - 0.1%
Software - 0.1%
Sapiens International Corp NV	19,168	519,261
TOTAL ISRAEL		770,781
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	4,271	32,759
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)	6,988	20,964
TOTAL KOREA (SOUTH)		53,723
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)(c)	10,189	128,585
MONACO - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	1,843	18,135
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)(c)	11,977	299,425
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (United States)	11,341	260,730
SFL Corp Ltd	17,062	139,908
		400,638
TOTAL NORWAY		700,063
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.0%
First BanCorp/Puerto Rico	7,926	151,941
Financial Services - 0.2%
EVERTEC Inc	39,808	1,463,741
TOTAL PUERTO RICO		1,615,682
SINGAPORE - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	15,273	273,387
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)(d)	2,699	536
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Kulicke & Soffa Industries Inc	32,689	1,078,083
TOTAL SINGAPORE		1,352,006
SWEDEN - 0.0%
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	5,116	88,456
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)(c)	30,654	43,222
THAILAND - 0.6%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)(c)	1,952	40,992
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Fabrinet (b)	22,777	4,498,685
TOTAL THAILAND		4,539,677
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Zura Bio Ltd Class A (b)(c)	31,411	40,520
UNITED STATES - 97.3%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)	5,636	206,278
Bandwidth Inc Class A (b)	13,915	182,286
Cogent Communications Holdings Inc	27,511	1,686,699
Globalstar Inc (b)	25,551	532,994
IDT Corp Class B	6,815	349,678
		2,957,935
Entertainment - 0.5%
Atlanta Braves Holdings Inc Class A (b)(c)	6,103	267,739
Atlanta Braves Holdings Inc Class C (b)	31,643	1,266,037
Cinemark Holdings Inc	54,725	1,362,106
Eventbrite Inc Class A (b)	43,809	92,437
Golden Matrix Group Inc (b)(c)	13,590	26,772
IMAX Corp (b)	26,958	710,343
LiveOne Inc (b)	39,664	27,725
Madison Square Garden Entertainment Corp Class A (b)	2,411	78,936
Reservoir Media Inc (b)(c)	862	6,577
Vivid Seats Inc Class A (b)(c)	48,114	142,417
		3,981,089
Interactive Media & Services - 0.7%
Bumble Inc Class A (b)	4,832	20,971
Cargurus Inc Class A (b)	54,168	1,577,914
EverQuote Inc Class A (b)	15,617	409,009
fuboTV Inc (b)	16,300	47,596
Getty Images Holdings Inc Class A (b)(c)	62,396	107,945
MediaAlpha Inc Class A (b)	18,888	174,525
QuinStreet Inc (b)	33,914	605,026
Shutterstock Inc	11,913	221,939
System1 Inc Class A (b)(c)	14,534	5,542
Yelp Inc Class A (b)	39,781	1,473,090
ZipRecruiter Inc Class A (b)	43,704	257,417
		4,900,974
Media - 0.4%
Boston Omaha Corp (b)	937	13,661
Cardlytics Inc (b)(c)	26,268	47,808
Clear Channel Outdoor Holdings Inc (b)	28,512	31,648
Entravision Communications Corp Class A	5,976	12,550
Ibotta Inc Class A (b)(c)	9,718	410,100
Integral Ad Science Holding Corp (b)	5,320	42,879
John Wiley & Sons Inc Class A	12,811	570,858
Magnite Inc (b)	70,196	800,936
PubMatic Inc Class A (b)	24,731	226,041
Sinclair Inc Class A	19,906	317,103
Stagwell Inc Class A (b)	9,545	57,747
TechTarget Inc/old	16,480	244,069
Thryv Holdings Inc (b)	23,691	303,482
Townsquare Media Inc Class A	8,185	66,626
		3,145,508
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)(c)	17,540	151,194
TOTAL COMMUNICATION SERVICES		15,136,700

Consumer Discretionary - 9.2%
Automobile Components - 1.3%
Dorman Products Inc (b)	16,144	1,945,998
Gentherm Inc (b)	19,124	511,376
Holley Inc Class A (b)	13,177	33,865
LCI Industries	15,503	1,355,427
Luminar Technologies Inc Class A (b)(c)	13,956	75,223
Modine Manufacturing Co (b)	32,265	2,476,339
Patrick Industries Inc	20,232	1,710,818
Visteon Corp (b)	17,057	1,323,964
XPEL Inc (b)(c)(e)	15,703	461,354
		9,894,364
Automobiles - 0.0%
Livewire Group Inc (b)(c)	11,402	22,803
Broadline Retail - 0.0%
1stdibs.Com Inc (b)	3,339	10,151
Groupon Inc (b)(c)	7,186	134,881
QVC Group Inc Class B (b)(c)	609	4,043
Savers Value Village Inc (b)(c)	14,392	99,305
		248,380
Diversified Consumer Services - 1.3%
Adtalem Global Education Inc (b)	4,286	431,343
American Public Education Inc (b)	839	18,726
Carriage Services Inc	6,399	247,961
Coursera Inc (b)	86,645	577,056
European Wax Center Inc Class A (b)	17,981	71,025
Frontdoor Inc (b)	48,097	1,847,887
KinderCare Learning Cos Inc (b)	8,741	101,308
Laureate Education Inc (b)	65,750	1,344,588
Mister Car Wash Inc (b)	51,023	402,571
Nerdy Inc Class A (b)(c)	48,350	68,657
Stride Inc (b)	26,576	3,361,864
Udemy Inc (b)	56,588	439,123
Universal Technical Institute Inc (b)	29,265	751,525
Zspace Inc (b)(c)	1,116	8,270
		9,671,904
Hotels, Restaurants & Leisure - 2.8%
Accel Entertainment Inc Class A (b)	33,303	330,366
BJ's Restaurants Inc (b)	6,255	214,296
Bloomin' Brands Inc	25,348	181,745
Brinker International Inc (b)	24,820	3,699,421
Cheesecake Factory Inc/The (c)	30,171	1,468,121
Cracker Barrel Old Country Store Inc	3,043	118,129
Dave & Buster's Entertainment Inc (b)(c)	19,566	343,775
Denny's Corp (b)(c)	22,560	82,795
Dine Brands Global Inc	1,183	27,528
Empire Resorts Inc (b)(f)	24	0
Everi Holdings Inc (b)	27,313	373,369
First Watch Restaurant Group Inc (b)	23,877	397,552
Global Business Travel Group I Class A (b)(c)	67,085	487,037
Hilton Grand Vacations Inc (b)	43,361	1,622,135
Inspired Entertainment Inc (b)	13,635	116,443
International Game Technology PLC	9,371	152,372
Jack in the Box Inc (c)	11,785	320,434
Krispy Kreme Inc (c)	53,192	261,705
Kura Sushi USA Inc Class A (b)	4,193	214,682
Lindblad Expeditions Holdings Inc (b)	15,815	146,605
Monarch Casino & Resort Inc	7,973	619,901
Nathan's Famous Inc	1,541	148,514
ONE Group Hospitality Inc/The (b)	12,728	38,057
Papa John's International Inc	15,166	623,019
PlayAGS Inc (b)	24,787	300,171
Portillo's Inc Class A (b)(c)	27,167	323,016
Potbelly Corp (b)	17,077	162,402
Rci Hospitality Holdings Inc	2,662	114,306
Red Rock Resorts Inc Class A	13,895	602,626
Rush Street Interactive Inc Class A (b)	47,270	506,734
Sabre Corp (b)	50,171	140,981
Shake Shack Inc Class A (b)	23,753	2,094,302
Six Flags Entertainment Corp	43,095	1,537,199
Sweetgreen Inc Class A (b)	63,591	1,591,047
Target Hospitality Corp (b)	20,552	135,232
United Parks & Resorts Inc (b)(c)	18,288	831,372
Xponential Fitness Inc Class A (b)(c)	15,169	126,358
		20,453,747
Household Durables - 1.2%
Cavco Industries Inc (b)	5,022	2,609,582
Century Communities Inc	2,122	142,386
Champion Homes Inc (b)	15,854	1,502,325
Cricut Inc Class A (c)	23,710	122,107
Dream Finders Homes Inc Class A (b)(c)	17,389	392,296
Green Brick Partners Inc (b)	5,316	309,976
Hovnanian Enterprises Inc Class A (b)	194	20,314
Installed Building Products Inc	14,812	2,539,666
KB Home	5,472	318,033
Landsea Homes Corp Class A (b)	2,163	13,886
LGI Homes Inc (b)	900	59,823
Lovesac Co/The (b)	4,661	84,737
Sonos Inc (b)	67,918	724,685
Tri Pointe Homes Inc (b)	16,787	535,841
United Homes Group Inc Class A (b)	4,278	11,977
		9,387,634
Leisure Products - 0.3%
Acushnet Holdings Corp (c)	17,418	1,195,920
Marine Products Corp	2,523	21,168
Peloton Interactive Inc Class A (b)	204,482	1,292,326
Smith & Wesson Brands Inc	2,238	20,858
Sturm Ruger & Co Inc	2,858	112,291
		2,642,563
Specialty Retail - 1.5%
1-800-Flowers.com Inc Class A (b)(c)	3,817	22,520
Abercrombie & Fitch Co Class A	30,969	2,365,104
Academy Sports & Outdoors Inc	10,986	501,071
American Eagle Outfitters Inc	88,352	1,026,650
Arhaus Inc Class A	27,244	237,023
Arko Corp	5,019	19,825
Boot Barn Holdings Inc (b)	18,482	1,985,521
Buckle Inc/The	19,196	735,591
Build-A-Bear Workshop Inc	7,770	288,811
Caleres Inc	6,167	106,257
Camping World Holdings Inc Class A	35,325	570,852
EVgo Inc Class A (b)	9,637	25,634
Genesco Inc (b)	1,789	37,980
GrowGeneration Corp (b)	2,351	2,539
J Jill Inc	3,420	66,793
Leslie's Inc (b)	69,961	51,456
National Vision Holdings Inc (b)	3,164	40,436
RealReal Inc/The (b)(c)	44,163	238,039
Revolve Group Inc Class A (b)	23,845	512,429
Sonic Automotive Inc Class A	2,631	149,862
ThredUp Inc Class A (b)	7,625	18,376
Tile Shop Holdings Inc (b)	6,189	40,105
Torrid Holdings Inc (b)(c)	12,581	68,944
Upbound Group Inc	33,679	806,949
Urban Outfitters Inc (b)	11,069	580,016
Victoria's Secret & Co (b)	11,417	212,128
Warby Parker Inc Class A (b)	55,463	1,011,090
		11,722,001
Textiles, Apparel & Luxury Goods - 0.8%
Figs Inc Class A (b)(c)	4,429	20,329
Hanesbrands Inc (b)	220,976	1,275,032
Kontoor Brands Inc	34,359	2,203,443
Oxford Industries Inc	6,418	376,544
Rocky Brands Inc	1,608	27,931
Steven Madden Ltd	44,640	1,189,210
Superior Group of Cos Inc	1,220	13,346
Wolverine World Wide Inc	49,357	686,556
		5,792,391
TOTAL CONSUMER DISCRETIONARY		69,835,787

Consumer Staples - 3.8%
Beverages - 0.3%
MGP Ingredients Inc	8,809	258,808
National Beverage Corp	14,607	606,775
Primo Brands Corp Class A	15,125	536,786
Vita Coco Co Inc/The (b)	24,629	754,879
		2,157,248
Consumer Staples Distribution & Retail - 1.6%
Andersons Inc/The	2,461	105,651
Chefs' Warehouse Inc/The (b)	22,229	1,210,591
Guardian Pharmacy Services Inc Class A (b)	2,015	42,839
Natural Grocers by Vitamin Cottage Inc	1,488	59,818
PriceSmart Inc	9,944	873,580
Sprouts Farmers Market Inc (b)	62,889	9,599,377
		11,891,856
Food Products - 1.1%
Beyond Meat Inc (b)(c)	37,093	113,134
BRC Inc Class A (b)(c)	29,788	62,257
Cal-Maine Foods Inc	1,510	137,259
Calavo Growers Inc	1,662	39,871
J & J Snack Foods Corp	9,547	1,257,531
John B Sanfilippo & Son Inc	5,576	395,115
Lancaster Colony Corp	12,215	2,137,625
Lifeway Foods Inc (b)(c)	2,799	68,436
Mama's Creations Inc (b)	20,454	133,156
Mission Produce Inc (b)	3,310	34,688
Simply Good Foods Co/The (b)	57,567	1,985,486
Utz Brands Inc Class A	27,977	393,916
Vital Farms Inc (b)(c)	21,061	641,729
Westrock Coffee Co (b)(c)	22,470	162,233
WK Kellogg Co (c)	41,214	821,395
		8,383,831
Household Products - 0.5%
Central Garden & Pet Co (b)(c)	2,064	75,666
Central Garden & Pet Co Class A (b)	4,353	142,474
Energizer Holdings Inc	44,974	1,345,622
Oil-Dri Corp of America	1,339	61,487
WD-40 Co	8,502	2,074,488
		3,699,737
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)	46,180	61,881
Herbalife Ltd (b)	41,930	361,856
Honest Co Inc/The (b)	21,086	99,104
Interparfums Inc	11,395	1,297,549
Nature's Sunshine Products Inc (b)	1,647	20,670
		1,841,060
Tobacco - 0.1%
Ispire Technology Inc (b)(c)	12,002	32,765
Turning Point Brands Inc	9,152	543,995
		576,760
TOTAL CONSUMER STAPLES		28,550,492

Energy - 3.2%
Energy Equipment & Services - 2.1%
Archrock Inc	104,262	2,735,835
Aris Water Solutions Inc Class A	1,052	33,706
Atlas Energy Solutions Inc (c)	46,653	832,290
Cactus Inc Class A	41,646	1,908,636
ChampionX Corp	119,038	3,547,332
Core Laboratories Inc (c)	29,221	438,023
DMC Global Inc (b)	3,180	26,776
Drilling Tools International Corp (b)	3,914	9,275
Flowco Holdings Inc Class A	3,179	81,541
Helix Energy Solutions Group Inc (b)	17,125	142,309
Kodiak Gas Services Inc	7,676	286,315
Liberty Energy Inc Class A	5,618	88,933
Nabors Industries Ltd (b)	1,762	73,493
Natural Gas Services Group Inc (b)	1,426	31,329
Noble Corp PLC	54,216	1,284,919
Oceaneering International Inc (b)	63,271	1,379,941
TETRA Technologies Inc (b)	78,138	262,544
Tidewater Inc (b)	30,506	1,289,489
Valaris Ltd (b)	24,700	969,722
		15,422,408
Oil, Gas & Consumable Fuels - 1.1%
Berry Corp	14,487	46,503
Centrus Energy Corp Class A (b)(c)	6,405	398,455
Crescent Energy Co Class A	26,484	297,680
CVR CHC LP (c)	19,018	368,949
Delek US Holdings Inc	10,708	161,370
Diversified Energy Co PLC (United States) (e)	1,570	21,226
Dorian LPG Ltd	11,316	252,799
Empire Petroleum Corp (b)(c)	9,851	61,864
Evolution Petroleum Corp	5,361	27,770
Gulfport Energy Corp (b)	4,086	752,396
Infinity Natural Resources Inc Class A	1,729	32,419
Kinetik Holdings Inc Class A	2,255	117,125
Magnolia Oil & Gas Corp Class A	99,960	2,524,990
NextDecade Corp (b)	71,887	559,281
Northern Oil & Gas Inc	3,655	110,491
Prairie Operating Co (b)(c)	2,410	12,893
REX American Resources Corp (b)	2,062	77,469
Riley Exploration Permian Inc	1,051	30,658
Sable Offshore Corp (b)(c)	31,369	795,832
SM Energy Co	12,026	360,179
Ur-Energy Inc (United States) (b)(c)	201,091	135,555
Uranium Energy Corp (b)(c)	257,468	1,230,697
VAALCO Energy Inc	6,350	23,876
Verde Clean Fuels Inc Class A (b)(c)	2,118	7,094
W&T Offshore Inc	61,261	94,955
World Kinect Corp	3,671	104,110
		8,606,636
TOTAL ENERGY		24,029,044

Financials - 8.6%
Banks - 1.2%
Axos Financial Inc (b)	3,630	234,208
BancFirst Corp	1,498	164,585
Bancorp Inc/The (b)	27,123	1,433,179
Bank7 Corp	155	6,005
Citizens Financial Services Inc	193	11,204
City Holding Co	688	80,819
Coastal Financial Corp/WA Class A (b)	7,348	664,333
Columbia Financial Inc (b)	972	14,580
Esquire Financial Holdings Inc	3,774	284,484
First Business Financial Services Inc	258	12,165
First Financial Bankshares Inc	81,338	2,921,662
First Foundation Inc	11,247	58,372
First Interstate Bank of Calif	2,010	53,828
First Western Financial Inc (b)	1,436	28,217
Greene County Bancorp Inc	4,365	105,240
Lakeland Financial Corp	942	55,992
Live Oak Bancshares Inc	18,732	499,395
Metrocity Bankshares Inc	919	25,337
Nicolet Bankshares Inc	1,966	214,215
Pathward Financial Inc	4,220	307,849
Peoples Financial Services Corp	1,373	61,057
ServisFirst Bancshares Inc	9,029	745,795
Shore Bancshares Inc	2,440	33,038
Triumph Financial Inc (b)	12,698	733,944
USCB Financial Holdings Inc	1,855	34,429
		8,783,932
Capital Markets - 2.9%
Acadian Asset Management Inc	16,821	434,991
Artisan Partners Asset Management Inc Class A	39,345	1,538,390
B Riley Financial Inc (c)	12,856	49,753
Cohen & Steers Inc	17,191	1,379,578
Diamond Hill Investment Group Inc	1,384	197,691
DigitalBridge Group Inc Class A	26,213	231,199
Donnelley Financial Solutions Inc (b)	11,244	491,475
GCM Grosvenor Inc Class A (c)	23,304	308,312
Hamilton Lane Inc Class A	24,756	3,680,475
MarketWise Inc Class A	3,524	1,738
Moelis & Co Class A	44,113	2,574,435
Open Lending Corp (b)	63,611	175,566
P10 Inc Class A	21,772	255,821
Perella Weinberg Partners Class A	32,159	591,726
Piper Sandler Cos	10,841	2,684,882
PJT Partners Inc Class A	14,547	2,005,740
StepStone Group Inc Class A	41,564	2,170,888
StoneX Group Inc (b)	2,673	204,164
Value Line Inc	472	18,251
Victory Capital Holdings Inc Class A	25,722	1,488,532
Virtus Invt Partners Inc	3,422	589,816
WisdomTree Inc	83,484	744,677
		21,818,100
Consumer Finance - 0.9%
Atlanticus Holdings Corp (b)	187	9,565
Dave Inc Class A (b)	4,988	412,308
FirstCash Holdings Inc	24,051	2,893,816
Lendingtree Inc (b)	5,827	292,923
Moneylion Inc Class A (b)	5,528	478,227
NerdWallet Inc Class A (b)	21,844	197,688
OppFi Inc Class A	11,818	109,907
PROG Holdings Inc	4,170	110,922
Regional Management Corp	623	18,759
Upstart Holdings Inc (b)	49,987	2,300,902
World Acceptance Corp (b)	1,943	245,887
		7,070,904
Financial Services - 1.7%
Alerus Financial Corp	754	13,919
AvidXchange Holdings Inc (b)	108,990	924,235
Cantaloupe Inc (b)(c)	34,474	271,310
Cass Information Systems Inc	7,164	309,843
Federal Agricultural Mortgage Corp Class C	5,080	952,551
Flywire Corp (b)	75,880	720,860
International Money Express Inc (b)	18,746	236,575
Marqeta Inc Class A (b)	253,402	1,044,016
Mr Cooper Group Inc (b)	14,427	1,725,469
NCR Atleos Corp (b)	45,146	1,190,951
NMI Holdings Inc (b)	3,605	129,960
Payoneer Global Inc (b)	129,428	946,119
Paysign Inc (b)	20,753	43,996
PennyMac Financial Services Inc	9,214	922,414
Priority Technology Holdings Inc (b)	13,818	94,170
Remitly Global Inc (b)	93,248	1,939,559
Sezzle Inc (b)(c)	7,734	269,839
Walker & Dunlop Inc	14,589	1,245,317
		12,981,103
Insurance - 1.9%
American Coastal Insurance Corp	6,559	75,888
Amerisafe Inc	5,095	267,742
Baldwin Insurance Group Inc/The Class A (b)	42,134	1,882,968
Bowhead Specialty Holdings Inc	2,604	105,853
Crawford & Co Class A	9,492	108,399
F&G Annuities & Life Inc	623	22,459
Goosehead Insurance Inc Class A	14,041	1,657,680
HCI Group Inc	5,205	776,742
Investors Title Co	137	33,028
Lemonade Inc (b)(c)	26,937	846,630
Mercury General Corp	2,067	115,545
Oscar Health Inc Class A (b)(c)	127,645	1,673,426
Palomar Hldgs Inc (b)	16,228	2,224,534
Root Inc/OH Class A (b)	5,415	722,578
Selective Insurance Group Inc	32,270	2,953,997
Skyward Specialty Insurance Group Inc (b)	5,460	288,943
Tiptree Inc Class A	3,622	87,254
Trupanion Inc (b)(c)	20,694	771,265
Universal Insurance Holdings Inc	2,723	64,535
		14,679,466
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AG Mortgage Investment Trust Inc	2,866	20,922
Angel Oak Mortgage REIT Inc (c)	2,543	24,235
Kkr Real Estate Finance Trust Inc	9,728	105,062
		150,219
TOTAL FINANCIALS		65,483,724

Health Care - 24.7%
Biotechnology - 12.5%
4D Molecular Therapeutics Inc (b)	18,164	58,670
Absci Corp (b)(c)	36,934	92,704
ACADIA Pharmaceuticals Inc (b)	74,859	1,243,408
Achieve Life Sciences Inc (b)(c)	12,954	34,587
Actinium Pharmaceuticals Inc (b)	19,566	31,501
ADMA Biologics Inc (b)	143,420	2,845,453
Aerovate Therapeutics Inc (b)(c)	8,328	20,903
Agenus Inc (b)	1,908	2,872
Akebia Therapeutics Inc (b)	12,478	23,958
Akero Therapeutics Inc (b)	7,786	315,177
Aldeyra Therapeutics Inc (b)	3,157	18,153
Alector Inc (b)	50,870	62,570
Alkermes PLC (b)	100,496	3,318,378
Altimmune Inc (b)(c)	24,017	120,085
ALX Oncology Holdings Inc (b)(c)	21,438	13,356
Amicus Therapeutics Inc (b)	183,288	1,495,630
AnaptysBio Inc (b)(c)	13,439	249,831
Anavex Life Sciences Corp (b)(c)	12,319	105,697
Anika Therapeutics Inc (b)	1,529	22,981
Apogee Therapeutics Inc (b)	23,751	887,337
Applied Therapeutics Inc (b)	36,829	18,006
Arbutus Biopharma Corp (b)(c)	85,003	296,660
Arcellx Inc (b)	27,322	1,792,323
Arcturus Therapeutics Holdings Inc (b)(c)	12,690	134,387
Arcus Biosciences Inc (b)	33,786	265,220
Arcutis Biotherapeutics Inc (b)	67,291	1,052,431
Ardelyx Inc (b)	146,243	718,053
ArriVent Biopharma Inc (b)	10,621	196,382
Arrowhead Pharmaceuticals Inc (b)	74,735	952,124
ARS Pharmaceuticals Inc (b)(c)	30,582	384,722
Astria Therapeutics Inc (b)	24,461	130,622
Atossa Therapeutics Inc (b)(c)	12,917	8,692
Avidity Biosciences Inc (b)	70,952	2,094,503
Avita Medical Inc (b)	16,150	131,461
Bicara Therapeutics Inc	6,775	88,278
BioCryst Pharmaceuticals Inc (b)	129,446	970,845
Biohaven Ltd (b)	53,666	1,290,131
Biomea Fusion Inc (b)(c)	17,147	36,523
Black Diamond Therapeutics Inc (b)(c)	16,715	25,908
Blueprint Medicines Corp (b)	39,689	3,512,873
Boundless Bio Inc (b)	6,312	9,531
Bridgebio Pharma Inc (b)	54,684	1,890,426
Cabaletta Bio Inc (b)(c)	6,206	8,595
CAMP4 Therapeutics Corp	2,504	10,016
Candel Therapeutics Inc (b)(c)	17,685	99,920
Capricor Therapeutics Inc (b)(c)	19,324	183,385
Cardiff Oncology Inc (b)(c)	13,934	43,753
CareDx Inc (b)	7,061	125,333
Cargo Therapeutics Inc (b)(c)	2,119	8,624
Cartesian Therapeutics Inc (b)(c)	6,413	84,524
Cartesian Therapeutics Inc rights (b)(f)	12,935	5,691
Catalyst Pharmaceuticals Inc (b)	70,554	1,710,935
Celcuity Inc (b)	19,106	193,162
Celldex Therapeutics Inc (b)	33,167	601,981
CervoMed Inc (b)(c)	3,363	30,771
CG oncology Inc (b)	20,680	506,453
Chinook Therapeutics Inc rights (b)(f)	985	0
Climb Bio Inc (b)	1,101	1,343
Cogent Biosciences Inc (b)	53,047	317,752
Coherus Biosciences Inc (b)(c)	18,222	14,705
Corbus Pharmaceuticals Holdings Inc (b)(c)	4,429	23,518
Crinetics Pharmaceuticals Inc (b)	57,249	1,920,131
Cullinan Therapeutics Inc (b)	28,852	218,410
Cytokinetics Inc (b)	6,604	265,415
Day One Biopharmaceuticals Inc (b)	30,466	241,595
Denali Therapeutics Inc (b)	44,826	609,409
Dianthus Therapeutics Inc (b)	1,107	20,081
Disc Medicine Inc (b)	1,565	77,687
Dynavax Technologies Corp (b)(c)	66,150	857,966
Dyne Therapeutics Inc (b)	51,963	543,533
Elevation Oncology Inc (b)(c)	21,064	5,458
Fibrobiologics Inc (b)(c)	17,011	15,310
Foghorn Therapeutics Inc (b)	9,489	34,635
Galectin Therapeutics Inc (b)(c)	3,503	4,274
Geron Corp (b)	256,027	407,083
Greenwich Lifesciences Inc (b)(c)	3,798	36,233
Gyre Therapeutics Inc (b)	410	3,165
Halozyme Therapeutics Inc (b)	77,855	4,967,928
Heron Therapeutics Inc (b)(c)	6,854	15,079
HilleVax Inc (b)(c)	3,832	5,556
Humacyte Inc Class A (b)(c)	56,215	95,847
Ideaya Biosciences Inc (b)	53,720	879,934
IGM Biosciences Inc (b)	8,732	10,042
ImmunityBio Inc (b)(c)	73,694	221,819
Immunome Inc (b)	44,073	296,611
Immunovant Inc (b)	36,526	624,229
Inhibrx Biosciences Inc	4,199	58,744
Inmune Bio Inc (b)(c)	8,413	65,706
Insmed Inc (b)	107,616	8,210,026
Iovance Biotherapeutics Inc (b)(c)	170,682	568,371
Ironwood Pharmaceuticals Inc Class A (b)	29,866	43,903
Janux Therapeutics Inc (b)	19,662	530,874
Jasper Therapeutics Inc Class A (b)	7,061	30,362
KalVista Pharmaceuticals Inc (b)	24,231	279,626
Keros Therapeutics Inc (b)	20,573	209,639
Kiniksa Pharmaceuticals International Plc Class A (b)	23,914	531,130
Korro Bio Inc (b)	1,027	17,880
Krystal Biotech Inc (b)	15,489	2,792,667
Kura Oncology Inc (b)	45,969	303,395
Kymera Therapeutics Inc (b)	29,426	805,390
Kyverna Therapeutics Inc (b)(c)	9,664	18,652
Larimar Therapeutics Inc (b)	26,109	56,134
Lexeo Therapeutics Inc (b)	13,915	48,285
Lexicon Pharmaceuticals Inc (b)(c)	26,130	12,041
Lineage Cell Therapeutics Inc (b)(c)	111,401	50,309
MacroGenics Inc (b)	32,381	41,124
Madrigal Pharmaceuticals Inc (b)	11,224	3,717,726
MannKind Corp (b)	130,115	654,478
MeiraGTx Holdings plc (b)	19,691	133,505
Mersana Therapeutics Inc (b)	35,400	12,185
Metagenomi Inc (b)(c)	10,323	14,039
Metsera Inc	5,405	147,124
MiMedx Group Inc (b)	34,898	265,225
Mineralys Therapeutics Inc (b)	3,838	60,947
Mirum Pharmaceuticals Inc (b)	24,862	1,120,033
Neurogene Inc (b)(c)	3,908	45,763
Novavax Inc (b)(c)	74,168	475,417
Nurix Therapeutics Inc (b)	32,256	383,201
Nuvalent Inc Class A (b)	21,951	1,556,765
Ocugen Inc (b)(c)	179,360	126,682
Olema Pharmaceuticals Inc (b)	6,569	24,699
OmniAb Operations Inc (b)(f)	191	411
OmniAb Operations Inc (b)(f)	191	364
Organogenesis Holdings Inc Class A (b)	4,441	19,185
ORIC Pharmaceuticals Inc (b)(c)	8,723	48,674
Outlook Therapeutics Inc (b)(c)	6,183	7,543
Ovid therapeutics Inc (b)	36,160	11,278
PepGen Inc (b)(c)	8,591	12,070
Perspective Therapeutics Inc (b)	27,308	58,166
Praxis Precision Medicines Inc (b)	10,723	406,080
Precigen Inc (b)(c)	6,654	9,914
Prime Medicine Inc (b)(c)	35,189	70,026
ProKidney Corp Class A (b)(c)	54,303	47,580
Protagonist Therapeutics Inc (b)	37,087	1,793,527
PTC Therapeutics Inc (b)	36,142	1,841,796
Puma Biotechnology Inc (b)	9,271	27,442
Recursion Pharmaceuticals Inc Class A (b)(c)	157,493	833,138
Regulus Therapeutics Inc (b)	10,033	17,558
Renovaro Inc (b)(c)	44,764	24,316
Revolution Medicines Inc (b)	69,309	2,450,766
Rhythm Pharmaceuticals Inc (b)	34,198	1,811,468
Rigel Pharmaceuticals Inc (b)	8,376	150,684
Rocket Pharmaceuticals Inc (b)	47,907	319,540
Sana Biotechnology Inc (b)(c)	82,229	138,145
Savara Inc (b)(c)	60,056	166,355
Scholar Rock Holding Corp (b)	45,220	1,453,823
Sera Prognostics Inc Class A (b)(c)	17,807	65,530
Shattuck Labs Inc (b)	16,302	15,489
Skye Bioscience Inc (b)	1,897	3,016
Soleno Therapeutics Inc (b)	16,066	1,147,916
Solid Biosciences Inc (b)	1,392	5,150
SpringWorks Therapeutics Inc (b)	42,934	1,894,677
Spyre Therapeutics Inc (b)	2,316	37,369
Stoke Therapeutics Inc (b)	22,338	148,548
Summit Therapeutics Inc (b)(c)	54,534	1,051,961
Syndax Pharmaceuticals Inc (b)	51,661	634,655
Tango Therapeutics Inc (b)	29,709	40,701
Taysha Gene Therapies Inc (b)	109,028	151,549
Tenaya Therapeutics Inc (b)(c)	9,415	5,367
Tevogen Bio Holdings Inc Class A (b)(c)	8,204	8,860
TG Therapeutics Inc (b)	87,173	3,437,231
TScan Therapeutics Inc (b)	15,759	21,747
Twist Bioscience Corp (b)	37,030	1,453,798
Tyra Biosciences Inc (b)	12,180	113,274
Upstream Bio Inc	6,114	37,418
UroGen Pharma Ltd (b)(c)	18,628	206,026
Vaxcyte Inc (b)	77,518	2,927,080
Vera Therapeutics Inc Class A (b)	28,472	683,897
Verastem Inc (b)(c)	24,129	145,498
Vericel Corp (b)	30,695	1,369,611
Viridian Therapeutics Inc (b)	34,575	466,071
Werewolf Therapeutics Inc (b)	4,821	4,687
X4 Pharmaceuticals Inc (b)(c)	105,913	25,038
Xencor Inc (b)	19,200	204,288
XOMA Royalty Corp (b)	3,174	63,258
Y-mAbs Therapeutics Inc (b)(c)	23,216	102,847
Zenas Biopharma Inc	5,405	42,700
		94,958,396
Health Care Equipment & Supplies - 4.1%
Accuray Inc Del (b)	56,676	101,450
Alphatec Holdings Inc (b)	64,725	656,312
Anteris Technologies Global Corp	3,875	14,104
Artivion Inc (b)	18,761	461,145
AtriCure Inc (b)	19,184	618,876
Axogen Inc (b)	26,369	487,827
Beta Bionics Inc (c)	5,538	67,785
Bioventus Inc (b)	8,586	78,562
Ceribell Inc	5,156	99,047
Cerus Corp (b)	112,277	156,065
CONMED Corp	19,310	1,166,131
CVRx Inc (b)	9,285	113,556
Embecta Corp	3,461	44,128
Fractyl Health Inc (b)(c)	12,808	15,241
Glaukos Corp (b)	30,554	3,007,125
Haemonetics Corp (b)	30,992	1,969,542
Inmode Ltd (b)	5,131	91,024
Integer Holdings Corp (b)	14,591	1,721,884
iRadimed Corp	5,002	262,505
iRhythm Technologies Inc (b)	19,528	2,044,191
Lantheus Holdings Inc (b)	42,994	4,196,214
LeMaitre Vascular Inc	12,700	1,065,530
LivaNova PLC (b)	2,034	79,896
Merit Medical Systems Inc (b)	35,678	3,771,521
NeuroPace Inc (b)	8,828	108,496
Novocure Ltd (b)	66,622	1,187,204
Orchestra BioMed Holdings Inc (b)(c)	6,552	28,043
Paragon 28 Inc (b)	29,626	386,916
PROCEPT BioRobotics Corp (b)	27,836	1,621,725
Pulmonx Corp (b)	23,955	161,217
Pulse Biosciences Inc (b)(c)	11,381	183,120
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	278	1,242
RxSight Inc (b)	23,257	587,239
Sanara Medtech Inc (b)(c)	2,521	77,823
Semler Scientific Inc (b)(c)	4,188	151,606
SI-BONE Inc (b)(c)	20,775	291,473
Sight Sciences Inc (b)	22,020	52,848
STAAR Surgical Co (b)	30,762	542,334
Stereotaxis Inc (b)	32,520	57,235
Surmodics Inc (b)	5,497	167,823
Tandem Diabetes Care Inc (b)	41,213	789,641
TransMedics Group Inc (b)(c)	20,497	1,379,038
Treace Medical Concepts Inc (b)	30,317	254,360
UFP Technologies Inc (b)	4,553	918,386
Zynex Inc (b)(c)	9,497	20,893
		31,258,323
Health Care Providers & Services - 4.6%
Accolade Inc (b)	15,437	107,750
AdaptHealth Corp (b)	27,534	298,469
Addus HomeCare Corp (b)	4,290	424,238
agilon health Inc (b)	191,792	830,459
AirSculpt Technologies Inc (b)(c)	8,240	19,240
Alignment Healthcare Inc (b)	62,680	1,167,102
AMN Healthcare Services Inc (b)	23,898	584,545
Ardent Health Partners Inc	10,259	141,061
Astrana Health Inc (b)	27,042	838,572
Aveanna Healthcare Holdings Inc (b)	22,348	121,126
BrightSpring Health Services Inc (b)	34,465	623,472
Brookdale Senior Living Inc (b)	103,302	646,671
Castle Biosciences Inc (b)	5,262	105,345
Community Health Systems Inc (b)	42,376	114,415
Concentra Group Holdings Parent Inc	47,609	1,033,115
CorVel Corp (b)	16,616	1,860,494
DocGo Inc Class A (b)(c)	11,554	30,503
Enhabit Inc (b)	3,023	26,572
Ensign Group Inc/The	34,623	4,480,216
GeneDx Holdings Corp Class A (b)	1,016	89,982
Guardant Health Inc (b)	74,696	3,182,050
HealthEquity Inc (b)	53,561	4,733,186
Hims & Hers Health Inc Class A (b)(c)	120,696	3,566,567
Infusystem Holdings Inc (b)	12,382	66,615
Innovage Holding Corp (b)	3,692	11,002
Joint Corp/The (b)(c)	6,769	84,545
LifeStance Health Group Inc (b)	39,744	264,695
ModivCare Inc (b)(c)	3,019	3,969
National Research Corp Class A	9,381	120,077
NeoGenomics Inc (b)	6,325	60,024
Option Care Health Inc (b)	50,250	1,756,238
Owens & Minor Inc (b)	7,122	64,312
PACS Group Inc (b)	24,400	274,256
Patterson Cos Inc	9,000	281,160
Pennant Group Inc/The (b)	20,296	510,444
Performant Healthcare Inc (b)	30,732	90,967
Privia Health Group Inc (b)	64,476	1,447,486
Progyny Inc (b)	46,894	1,047,612
Quipt Home Medical Corp (United States) (b)	2,221	5,175
RadNet Inc (b)	41,290	2,052,939
Select Medical Holdings Corp	46,013	768,417
Sonida Senior Living Inc (b)	1,569	36,542
Talkspace Inc Class A (b)	76,526	195,907
US Physical Therapy Inc	9,295	672,586
Viemed Healthcare Inc (b)	21,356	155,472
		34,995,590
Health Care Technology - 0.6%
Evolent Health Inc Class A (b)	71,782	679,776
Health Catalyst Inc (b)	3,293	14,917
HealthStream Inc	5,188	166,950
LifeMD Inc (b)(c)	14,134	76,889
OptimizeRx Corp (b)	11,064	95,814
Phreesia Inc (b)	35,116	897,565
Schrodinger Inc/United States (b)(c)	34,934	689,597
Simulations Plus Inc	9,875	242,135
Teladoc Health Inc (b)	16,698	132,916
Waystar Holding Corp (b)	32,163	1,201,610
		4,198,169
Life Sciences Tools & Services - 0.2%
Akoya Biosciences Inc (b)(c)	16,499	22,934
BioLife Solutions Inc (b)(c)	20,033	457,554
Codexis Inc (b)	5,576	14,999
Conduit Pharmaceuticals Inc Class A (b)(c)	343	267
CryoPort Inc (b)	22,203	134,994
Harvard Bioscience Inc (b)	6,315	3,574
Maravai LifeSciences Holdings Inc Class A (b)	68,691	151,807
Mesa Laboratories Inc	1,062	126,017
Niagen Bioscience Inc (b)	30,794	212,479
OmniAb Inc (b)(c)	6,878	16,507
Quanterix Corp (b)	3,088	20,103
Standard BioTools Inc (b)(c)	41,247	44,547
		1,205,782
Pharmaceuticals - 2.7%
Alto Neuroscience Inc (b)	8,073	17,438
Alumis Inc (c)	7,664	47,057
Amneal Intermediate Inc Class A (b)	82,985	695,414
Amphastar Pharmaceuticals Inc (b)	23,822	690,600
ANI Pharmaceuticals Inc (b)	8,154	545,910
Aquestive Therapeutics Inc (b)(c)	12,584	36,494
Arvinas Inc (b)	39,925	280,274
Avadel Pharmaceuticals PLC Class A (b)	57,473	450,014
Axsome Therapeutics Inc (b)	22,990	2,681,324
BioAge Labs Inc	4,279	16,089
Biote Corp Class A (b)	15,901	52,950
Cassava Sciences Inc (b)(c)	25,273	37,910
Collegium Pharmaceutical Inc (b)	20,215	603,418
Contineum Therapeutics Inc Class A (b)	3,960	27,641
Corcept Therapeutics Inc (b)	50,481	5,765,940
CorMedix Inc (b)(c)	34,409	211,959
Edgewise Therapeutics Inc (b)	46,094	1,014,068
Enliven Therapeutics Inc (b)	21,945	431,878
Esperion Therapeutics Inc (b)(c)	31,952	46,011
Evolus Inc (b)	34,750	418,043
EyePoint Pharmaceuticals Inc (b)	18,582	100,714
Fulcrum Therapeutics Inc (b)	14,227	40,974
Harmony Biosciences Holdings Inc (b)	23,936	794,436
Harrow Inc (b)	18,990	505,134
Innoviva Inc (b)	2,951	53,502
Liquidia Corp (b)	39,916	588,761
Lyra Therapeutics Inc (b)	16,074	2,029
Maze Therapeutics Inc (c)	3,097	34,098
MBX Biosciences Inc (c)	3,958	29,210
Mind Medicine MindMed Inc (b)(c)	45,680	267,228
Neumora Therapeutics Inc (b)(c)	52,948	52,948
Novartis AG rights (b)(f)	7,324	0
Ocular Therapeutix Inc (b)	99,342	728,177
Omeros Corp (b)(c)	11,863	97,514
Pacira BioSciences Inc (b)	2,114	52,533
Phathom Pharmaceuticals Inc (b)(c)	5,357	33,588
Phibro Animal Health Corp Class A	3,051	65,169
Rapport Therapeutics Inc (b)(c)	5,927	59,448
scPharmaceuticals Inc (b)(c)	24,470	64,356
Septerna Inc (c)	6,522	37,762
SIGA Technologies Inc (c)	21,215	116,258
Supernus Pharmaceuticals Inc (b)	2,245	73,524
Tarsus Pharmaceuticals Inc (b)	23,300	1,196,921
Telomir Pharmaceuticals Inc (b)(c)	6,807	21,987
Terns Pharmaceuticals Inc (b)	2,288	6,314
Trevi Therapeutics Inc (b)	28,418	178,749
Verrica Pharmaceuticals Inc (b)	24,999	11,055
Veru Inc (b)(c)	60,596	29,698
WaVe Life Sciences Ltd (b)	51,378	415,134
Xeris Biopharma Holdings Inc (b)	87,149	478,448
Zevra Therapeutics Inc (b)	17,649	132,191
		20,338,292
TOTAL HEALTH CARE		186,954,552

Industrials - 22.5%
Aerospace & Defense - 1.9%
AAR Corp (b)	4,390	245,796
AeroVironment Inc (b)	17,521	2,088,328
Archer Aviation Inc Class A (b)(c)	190,657	1,355,571
Byrna Technologies Inc (b)	10,645	179,262
Cadre Holdings Inc	16,191	479,416
Eve Holding Inc Class A (b)(c)	32,628	108,325
Intuitive Machines Inc Class A (b)(c)	1,308	9,744
Kratos Defense & Security Solutions Inc (b)	41,086	1,219,843
Leonardo DRS Inc	46,019	1,513,105
Moog Inc Class A	17,479	3,029,985
Park Aerospace Corp	4,931	66,322
Redwire Corp Class A (b)	3,826	31,718
Rocket Lab USA Inc Class A (b)(c)	220,450	3,941,646
Virgin Galactic Holdings Inc Class A (b)(c)	1,284	3,890
VirTra Inc (b)(c)	6,906	28,107
		14,301,058
Building Products - 1.8%
American Woodmark Corp (b)	567	33,356
Apogee Enterprises Inc	4,340	201,072
AZZ Inc	15,189	1,269,952
CSW Industrials Inc	10,456	3,048,133
Gibraltar Industries Inc (b)	9,054	531,108
Griffon Corp	24,596	1,758,614
Insteel Industries Inc (c)	5,265	138,470
Janus International Group Inc (b)	86,283	621,238
JELD-WEN Holding Inc (b)	18,171	108,480
Tecnoglass Inc	14,071	1,006,780
UFP Industries Inc	21,041	2,252,229
Zurn Elkay Water Solutions Corp	85,055	2,805,114
		13,774,546
Commercial Services & Supplies - 1.5%
ACV Auctions Inc Class A (b)	92,524	1,303,663
Bridger Aerospace Group Holdings Inc (b)(c)	1,745	1,972
Brink's Co/The	27,373	2,358,458
Casella Waste Systems Inc Class A (b)	38,971	4,345,657
CECO Environmental Corp (b)	18,201	414,983
CompX International Inc Class A	551	11,417
Driven Brands Holdings Inc (b)	37,240	638,294
HNI Corp	14,103	625,468
Interface Inc	3,486	69,162
LanzaTech Global Inc Class A (b)(c)	69,350	16,790
Liquidity Services Inc (b)	13,344	413,797
Montrose Environmental Group Inc (b)(c)	19,772	281,949
Perma-Fix Environmental Services Inc (b)(c)	10,557	76,749
Pitney Bowes Inc	30,199	273,301
Pursuit Attractions and Hospitality Inc (b)	12,713	449,913
Quad/Graphics Inc Class A	11,958	65,171
Quest Resource Holding Corp (b)	10,984	28,558
Virco Mfg. Corp	461	4,361
VSE Corp	1,751	210,102
		11,589,765
Construction & Engineering - 2.3%
Ameresco Inc Class A (b)	6,693	80,851
Argan Inc	7,920	1,038,866
Bowman Consulting Group Ltd (b)	8,235	179,770
Centuri Holdings Inc (b)(c)	10,591	173,586
Construction Partners Inc Class A (b)	28,867	2,074,671
Dycom Industries Inc (b)	17,733	2,701,446
Fluor Corp (b)	97,718	3,500,260
Granite Construction Inc	22,651	1,707,885
IES Holdings Inc (b)	5,157	851,472
Limbach Holdings Inc (b)	6,353	473,108
MYR Group Inc (b)	10,012	1,132,257
Northwest Pipe Co (b)	949	39,194
Orion Group Holdings Inc (b)	3,422	17,897
Primoris Services Corp	30,774	1,766,735
Sterling Infrastructure Inc (b)	18,634	2,109,556
		17,847,554
Electrical Equipment - 1.8%
374Water Inc (b)(c)	40,183	13,662
Allient Inc	511	11,232
American Superconductor Corp (b)	21,729	394,164
Amprius Technologies Inc (b)(c)	10,218	27,384
Array Technologies Inc (b)	94,986	462,582
Atkore Inc	21,685	1,300,883
Blink Charging Co (b)(c)	26,548	24,363
Bloom Energy Corp Class A (b)(c)	114,730	2,255,592
ChargePoint Holdings Inc Class A (b)(c)	139,592	84,453
EnerSys	22,565	2,066,503
Enovix Corp Class B (b)(c)	102,241	750,449
Fluence Energy Inc Class A (b)(c)	38,431	186,390
GrafTech International Ltd (b)	148,345	129,713
LSI Industries Inc	12,430	211,310
NANO Nuclear Energy Inc (b)(c)	2,462	65,145
NEXTracker Inc Class A (b)	67,017	2,824,096
NuScale Power Corp Class A (b)(c)	56,638	801,994
Plug Power Inc (b)(c)	41,545	56,086
Powell Industries Inc (c)	5,852	996,771
Preformed Line Products Co	97	13,589
SES AI Corp Class A (b)(c)	6,844	3,564
Shoals Technologies Group Inc (b)	104,323	346,352
SolarMax Technology Inc (b)	7,925	9,510
Solidion Technology Inc Class A (b)	23,742	2,863
Thermon Group Holdings Inc (b)	2,132	59,376
Ultralife Corp (b)	791	4,256
Vicor Corp (b)	7,822	365,913
		13,468,195
Ground Transportation - 0.4%
ArcBest Corp	14,741	1,040,420
Covenant Logistics Group Inc Class A	1,753	38,917
Heartland Express Inc	11,816	108,944
Marten Transport Ltd	7,540	103,449
PAMT CORP (b)	441	5,353
Proficient Auto Logistics Inc	3,930	32,893
RXO Inc (b)(c)	99,710	1,904,461
Universal Logistics Holdings Inc	1,505	39,491
Werner Enterprises Inc	4,879	142,955
		3,416,883
Machinery - 5.4%
Alamo Group Inc	6,411	1,142,504
Albany International Corp Class A	4,733	326,766
Atmus Filtration Technologies Inc	52,329	1,922,044
Blue Bird Corp (b)	20,220	654,521
Chart Industries Inc (b)	26,844	3,875,201
Douglas Dynamics Inc	11,729	272,465
Energy Recovery Inc (b)	35,783	568,592
Enerpac Tool Group Corp Class A	34,005	1,525,464
Enpro Inc	1,379	223,108
ESCO Technologies Inc	7,932	1,262,140
Federal Signal Corp	37,543	2,761,288
Franklin Electric Co Inc	28,278	2,654,739
Gorman-Rupp Co/The	13,023	457,107
Graham Corp (b)	6,381	183,900
Helios Technologies Inc	14,119	453,079
Hillenbrand Inc	14,630	353,168
Hillman Solutions Corp Class A (b)	20,860	183,359
Hyster-Yale Inc Class A	4,331	179,910
JBT Marel Corp	2,046	250,021
Kadant Inc	7,321	2,466,518
Lindsay Corp	3,346	423,336
Mayville Engineering Co Inc (b)	675	9,065
Miller Industries Inc/TN	423	17,923
Mueller Industries Inc	64,532	4,913,467
Mueller Water Products Inc Class A1	96,993	2,465,562
Omega Flex Inc	2,212	76,933
REV Group Inc	25,178	795,625
Shyft Group Inc/The	1,273	10,299
SPX Technologies Inc (b)	28,122	3,621,552
Standex International Corp	5,573	899,426
Taylor Devices Inc (b)(c)	1,806	58,280
Tennant CO	5,232	417,252
Trinity Industries Inc	46,905	1,316,154
Watts Water Technologies Inc Class A	17,091	3,485,197
Worthington Enterprises Inc	17,421	872,618
		41,098,583
Passenger Airlines - 0.3%
Frontier Group Holdings Inc (b)(c)	26,247	113,912
Joby Aviation Inc Class A (b)(c)	270,059	1,625,755
Sun Country Airlines Holdings Inc (b)	11,578	142,641
Wheels Up Experience Inc Class A (b)(c)	55,573	56,129
		1,938,437
Professional Services - 3.5%
Barrett Business Services Inc	14,493	596,387
Cbiz Inc (b)	29,930	2,270,490
CRA International Inc	4,146	718,087
CSG Systems International Inc	18,105	1,094,809
DLH Holdings Corp (b)	1,918	7,767
ExlService Holdings Inc (b)	98,029	4,627,949
Exponent Inc	31,549	2,557,362
First Advantage Corp (b)(c)	22,200	312,798
FiscalNote Holdings Inc Class A (b)(c)	45,989	37,164
Franklin Covey Co (b)	6,996	193,230
HireQuest Inc	2,825	33,617
Huron Consulting Group Inc (b)	10,979	1,574,938
ICF International Inc	11,696	993,809
Innodata Inc (b)(c)	16,815	603,659
Insperity Inc	22,433	2,001,697
Kforce Inc	11,343	554,559
Legalzoom.com Inc (b)	79,273	682,541
Maximus Inc	35,630	2,429,610
NV5 Global Inc (b)	6,548	126,180
Resolute Holdings Management Inc	1,107	34,692
Spire Global Inc Class A (b)(c)	13,875	112,249
TriNet Group Inc	19,973	1,582,661
Upwork Inc (b)	78,026	1,018,239
Verra Mobility Corp Class A (b)	102,894	2,316,144
		26,480,638
Trading Companies & Distributors - 3.6%
Alta Equipment Group Inc Class A (c)	16,680	78,229
Applied Industrial Technologies Inc	23,998	5,407,710
Beacon Roofing Supply Inc (b)	36,103	4,465,942
Boise Cascade Co	11,476	1,125,681
Custom Truck One Source Inc Class A (b)(c)	20,320	85,750
Distribution Solutions Group Inc (b)(c)	5,760	161,280
DXP Enterprises Inc/TX (b)	666	54,785
EVI Industries Inc	3,249	54,518
FTAI Aviation Ltd	63,427	7,042,301
Global Industrial Co	8,469	189,706
GMS Inc (b)	21,931	1,604,691
H&E Equipment Services Inc	18,531	1,756,553
Herc Holdings Inc	17,581	2,360,601
Hudson Technologies Inc (b)	3,948	24,359
Karat Packaging Inc	4,249	112,938
McGrath RentCorp	15,243	1,698,070
Transcat Inc (b)(c)	5,725	426,226
Xometry Inc Class A (b)	27,549	686,521
		27,335,861
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	7,033	91,499
TOTAL INDUSTRIALS		171,343,019

Information Technology - 17.5%
Communications Equipment - 0.3%
Calix Inc (b)	27,520	975,309
Extreme Networks Inc (b)	42,892	567,460
Harmonic Inc (b)	69,467	666,189
		2,208,958
Electronic Equipment, Instruments & Components - 2.9%
908 Devices Inc (b)(c)	1,166	5,224
Advanced Energy Industries Inc	23,394	2,229,682
Arlo Technologies Inc (b)	61,552	607,518
Badger Meter Inc	18,349	3,490,897
Belden Inc	13,531	1,356,483
Climb Global Solutions Inc	2,615	289,637
CTS Corp	14,561	605,010
Daktronics Inc (b)	3,643	44,372
ePlus Inc (b)	11,007	671,757
Evolv Technologies Holdings Inc Class A (b)(c)	82,257	256,642
Insight Enterprises Inc (b)	16,998	2,549,530
Itron Inc (b)	25,499	2,671,275
Lightwave Logic Inc (b)(c)	76,570	78,484
MicroVision Inc (b)(c)	70,273	87,139
Mirion Technologies Inc Class A (b)	16,709	242,281
Napco Security Technologies Inc	21,894	504,000
nLight Inc (b)	1,643	12,766
Novanta Inc (b)	22,404	2,864,799
OSI Systems Inc (b)	9,338	1,814,747
Ouster Inc Class A (b)	5,141	46,166
PAR Technology Corp (b)(c)	19,823	1,215,943
Plexus Corp (b)	4,985	638,728
		22,283,080
IT Services - 0.6%
Applied Digital Corp (b)(c)	85,370	479,779
ASGN Inc (b)	5,988	377,364
Backblaze Inc Class A (b)	28,560	137,945
BigBear.ai Holdings Inc (b)(c)	48,042	137,400
BigCommerce Holdings Inc (b)	44,427	255,900
Couchbase Inc (b)	25,252	397,719
DigitalOcean Holdings Inc (b)	41,573	1,388,122
Fastly Inc Class A (b)	65,514	414,704
Grid Dynamics Holdings Inc (b)	29,046	454,570
Hackett Group Inc/The	14,232	415,859
Tucows Inc Class A (b)(c)	4,958	83,691
		4,543,053
Semiconductors & Semiconductor Equipment - 3.0%
ACM Research Inc Class A (b)	21,965	512,663
Aehr Test Systems (b)(c)	17,642	128,610
Ambarella Inc (b)	12,585	633,403
Axcelis Technologies Inc (b)	20,395	1,013,020
CEVA Inc (b)	12,296	314,901
Credo Technology Group Holding Ltd (b)	88,576	3,557,212
Diodes Inc (b)	3,000	129,510
Everspin Technologies Inc (b)	10,444	53,264
FormFactor Inc (b)	48,395	1,369,095
GCT Semiconductor Holding Inc Class A (b)(c)	4,865	7,979
Ichor Holdings Ltd (b)	6,477	146,445
Impinj Inc (b)	14,343	1,300,910
MaxLinear Inc Class A (b)	46,893	509,258
Navitas Semiconductor Corp Class A (b)(c)	10,976	22,501
NVE Corp	2,979	189,881
PDF Solutions Inc (b)	19,354	369,855
Photronics Inc (b)	13,054	271,001
Power Integrations Inc	35,366	1,785,983
QuickLogic Corp (b)(c)	8,589	43,890
Rambus Inc (b)	66,734	3,455,153
Semtech Corp (b)	46,210	1,589,624
Silicon Laboratories Inc (b)	20,024	2,254,102
SiTime Corp (b)	11,612	1,775,126
SkyWater Technology Inc (b)(c)	16,946	120,147
Synaptics Inc (b)	1,820	115,970
Ultra Clean Holdings Inc (b)	27,839	596,033
Veeco Instruments Inc (b)	29,203	586,396
		22,851,932
Software - 10.3%
8x8 Inc (b)	81,238	162,476
A10 Networks Inc	44,128	721,052
ACI Worldwide Inc (b)	65,862	3,603,310
Adeia Inc	57,685	762,596
Agilysys Inc (b)	14,121	1,024,337
Airship AI Holdings Inc Class A (b)(c)	5,026	19,400
Alarm.com Holdings Inc (b)	29,592	1,646,795
Alkami Technology Inc (b)	38,021	998,051
Amplitude Inc Class A (b)	48,643	495,672
Appian Corp Class A (b)	25,309	729,152
Arteris Inc (b)	18,000	124,380
Asana Inc Class A (b)	51,060	743,944
AudioEye Inc (b)	5,258	58,364
Aurora Innovation Inc Class A (b)(c)	323,761	2,177,293
AvePoint Inc Class A (b)	80,682	1,165,048
Blackbaud Inc (b)	24,613	1,527,237
BlackLine Inc (b)	36,468	1,765,781
Blend Labs Inc Class A (b)	149,159	499,683
Box Inc Class A (b)	87,852	2,711,113
Braze Inc Class A (b)	41,245	1,488,120
C3.ai Inc Class A (b)(c)	70,314	1,480,110
Cipher Mining Inc (b)(c)	84,743	194,909
Cleanspark Inc (b)(c)	172,527	1,159,381
Clear Secure Inc Class A (c)	55,464	1,437,072
Clearwater Analytics Holdings Inc Class A (b)	116,793	3,130,052
Commvault Systems Inc (b)	25,433	4,012,310
Core Scientific Inc (b)(c)	87,040	630,170
CS Disco Inc (b)	11,510	47,076
Daily Journal Corp (b)(c)	619	246,176
Digimarc Corp (b)(c)	8,960	114,867
Domo Inc Class B (b)	21,634	167,880
eGain Corp (b)	10,999	53,345
Enfusion Inc Class A (b)(c)	31,461	350,790
EverCommerce Inc (b)(c)	9,649	97,262
Freshworks Inc Class A (b)	129,233	1,823,478
I3 Verticals Inc Class A (b)	885	21,833
Intapp Inc (b)	33,320	1,945,222
InterDigital Inc	15,793	3,265,203
Jamf Holding Corp (b)	51,755	628,823
Kaltura Inc (b)	60,721	114,155
Life360 Inc (b)(c)	5,377	206,423
LiveRamp Holdings Inc (b)	40,269	1,052,632
MARA Holdings Inc (b)(c)	174,485	2,006,578
Meridianlink Inc (b)	12,319	228,271
Mitek Systems Inc (b)	27,875	229,969
N-able Inc/US (b)	45,169	320,248
NCR Voyix Corp (b)	82,883	808,109
NextNav Inc Class A (b)	49,773	605,737
Olo Inc Class A (b)	32,355	195,424
OneSpan Inc	21,465	327,341
Ooma Inc (b)	2,200	28,798
PagerDuty Inc (b)	54,374	993,413
Porch Group Inc (b)	49,095	357,903
Progress Software Corp	26,959	1,388,658
PROS Holdings Inc (b)	28,842	548,863
Q2 Holdings Inc (b)	36,751	2,940,448
Qualys Inc (b)	23,190	2,920,317
Rapid7 Inc (b)	39,363	1,043,513
Red Violet Inc (c)	6,878	258,544
Rekor Systems Inc (b)(c)	40,929	36,292
ReposiTrak Inc	7,345	148,883
Rimini Street Inc (b)	4,688	16,314
Riot Platforms Inc (b)(c)	25,717	183,105
Roadzen Inc (b)(c)	1,743	1,812
SEMrush Holdings Inc Class A (b)	22,917	213,816
Silvaco Group Inc (b)(c)	3,388	15,449
SoundHound AI Inc Class A (b)(c)	202,249	1,642,262
SoundThinking Inc (b)	5,482	92,920
Sprinklr Inc Class A (b)	72,636	606,511
Sprout Social Inc Class A (b)	31,448	691,542
SPS Commerce Inc (b)	23,547	3,125,393
Tenable Holdings Inc (b)	74,551	2,607,794
Terawulf Inc (b)(c)	155,377	424,179
Varonis Systems Inc (b)	68,849	2,784,942
Vertex Inc Class A (b)	34,549	1,209,560
Viant Technology Inc Class A (b)	9,439	117,138
Weave Communications Inc (b)	25,002	277,272
Workiva Inc Class A (b)	31,928	2,423,654
Yext Inc (b)	66,273	408,242
Zeta Global Holdings Corp Class A (b)	111,663	1,514,150
		78,346,337
Technology Hardware, Storage & Peripherals - 0.4%
CompoSecure Inc Class A (c)	13,283	144,386
Corsair Gaming Inc (b)	5,920	52,451
CPI Card Group Inc (b)	3,027	88,298
IonQ Inc (b)(c)	126,916	2,801,036
Turtle Beach Corp (b)	5,900	84,193
		3,170,364
TOTAL INFORMATION TECHNOLOGY		133,403,724

Materials - 3.7%
Chemicals - 1.8%
Arq Inc (b)	2,159	9,003
ASP Isotopes Inc (b)(c)	34,006	159,488
Aspen Aerogels Inc (b)	8,439	53,925
Balchem Corp	20,164	3,347,225
Cabot Corp	33,096	2,751,601
Hawkins Inc	12,098	1,281,420
HB Fuller Co	9,583	537,798
Ingevity Corp (b)	22,821	903,483
Innospec Inc	13,294	1,259,607
Northern Technologies International Corp	4,942	51,446
PureCycle Technologies Inc (b)(c)	14,408	99,703
Quaker Chemical Corp	8,654	1,069,721
Sensient Technologies Corp	24,928	1,855,391
Stepan Co	1,370	75,405
		13,455,216
Construction Materials - 0.5%
Knife River Corp (b)	35,492	3,201,734
Smith-Midland Corp (b)(c)	2,847	88,456
United States Lime & Minerals Inc	6,542	578,182
		3,868,372
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA (c)	89,977	271,731
Myers Industries Inc	23,077	275,309
Pactiv Evergreen Inc	2,927	52,714
		599,754
Metals & Mining - 1.3%
Alpha Metallurgical Resources Inc (b)	6,893	863,348
Carpenter Technology Corp	30,035	5,441,742
Century Aluminum Co (b)	32,811	608,972
Constellium SE (b)	81,222	819,530
Contango ORE Inc (b)(c)	2,635	26,903
Dakota Gold Corp (b)	25,915	68,675
Ivanhoe Electric Inc / US (b)(c)	51,945	301,800
Kaiser Aluminum Corp	9,315	564,675
Materion Corp	12,145	991,033
Perpetua Resources Corp (United States) (b)(c)	26,201	280,089
Piedmont Lithium Inc (b)(c)	3,188	20,084
Ramaco Resources Inc Class A (c)	14,477	119,146
Ramaco Resources Inc Class B	5,776	41,067
		10,147,064
Paper & Forest Products - 0.0%
Sylvamo Corp	4,690	314,558
TOTAL MATERIALS		28,384,964

Real Estate - 1.6%
Diversified REITs - 0.0%
Armada Hoffler Properties Inc Class A	3,472	26,075
Gladstone Commercial Corp	4,082	61,148
		87,223
Health Care REITs - 0.1%
CareTrust REIT Inc	9,710	277,512
Community Healthcare Trust Inc	1,331	24,171
Strawberry Fields REIT Ltd	5,819	69,304
Universal Health Realty Income Trust	6,647	272,261
		643,248
Hotel & Resort REITs - 0.4%
Ryman Hospitality Properties Inc	36,575	3,344,418
Office REITs - 0.0%
Postal Realty Trust Inc Class A	5,275	75,327
Real Estate Management & Development - 0.6%
Compass Inc Class A (b)	230,063	2,008,450
eXp World Holdings Inc (c)	50,907	497,870
Forestar Group Inc (b)	1,397	29,533
Maui Land & Pineapple Co Inc (b)	4,428	77,800
Offerpad Solutions Inc Class A (b)(c)	920	1,527
Opendoor Technologies Inc Class A (b)	19,471	19,860
Redfin Corp (b)(c)	75,627	696,525
St Joe Co/The	22,579	1,060,084
		4,391,649
Residential REITs - 0.1%
Apartment Investment and Management Co Class A	41,523	365,402
Clipper Realty Inc	6,394	24,553
UMH Properties Inc	6,665	124,636
		514,591
Retail REITs - 0.3%
Alexander's Inc	1,334	279,019
CBL & Associates Properties Inc	9,365	248,922
NETSTREIT Corp	10,076	159,705
Phillips Edison & Co Inc	11,198	408,615
Saul Centers Inc	5,876	211,947
Tanger Inc	26,525	896,280
		2,204,488
Specialized REITs - 0.1%
Outfront Media Inc	35,151	567,337
TOTAL REAL ESTATE		11,828,281

Utilities - 0.5%
Electric Utilities - 0.3%
Genie Energy Ltd Class B	3,538	53,247
MGE Energy Inc	9,783	909,428
Otter Tail Corp	11,592	931,649
		1,894,324
Independent Power and Renewable Electricity Producers - 0.0%
Montauk Renewables Inc (b)	41,073	85,842
Water Utilities - 0.2%
American States Water Co	13,322	1,048,175
Cadiz Inc (b)(c)	26,231	76,857
California Water Service Group	9,811	475,441
Consolidated Water Co Ltd	2,283	55,911
Global Water Resources Inc	7,172	73,943
Middlesex Water Co	1,385	88,779
York Water Co/The	1,137	39,431
		1,858,537
TOTAL UTILITIES		3,838,703

TOTAL UNITED STATES		738,788,990
TOTAL COMMON STOCKS (Cost $717,360,684)		757,239,440

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $327,764)	4.25	330,000	327,747

Money Market Funds - 8.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	1,770,020	1,770,374
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	63,869,228	63,875,615
TOTAL MONEY MARKET FUNDS (Cost $65,645,989)			65,645,989

TOTAL INVESTMENT IN SECURITIES - 108.3% (Cost $783,334,437)	823,213,176
NET OTHER ASSETS (LIABILITIES) - (8.3)%	(63,066,879)
NET ASSETS - 100.0%	760,146,297

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	26	Jun 2025	2,635,230	(16,315)	(16,315)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $536 and all restrictions are set to expire on or before April 30, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $482,580 or 0.1% of net assets.

(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $183,737.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $7,395.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,708,509	133,428,235	135,366,370	127,094	-	-	1,770,374	1,770,020	0.0%
Fidelity Securities Lending Cash Central Fund	43,017,692	234,665,310	213,807,387	738,247	-	-	63,875,615	63,869,228	0.2%
Total	46,726,201	368,093,545	349,173,757	865,341	-	-	65,645,989

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.